Income Taxes, Expense (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income tax expense (benefit)
Current federal income tax expense (benefit)	$ (77,931)	$ 180,056	$ 10,547
Current state income tax expense	8,545	8,426	4,186
Deferred federal income tax expense (benefit)	44,881	(69,917)	54,490
Deferred state income tax expense (benefit)	6,276	(5,431)	(5,246)
State - valuation allowance adjustment	6,447
Total income tax expense (benefit)	$ (11,782)	$ 113,134	$ 63,977